10. FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2016
Financial Instruments Carried At Fair Value Tables
Schedule of financial instruments
	Book Value	Fair Value	Book Value	Fair Value
	December 31, 2016		December 31, 2015
Assets
Cash and cash equivalents	$13,718	$13,718	$385,628	$385,628
Restricted cash	$1,125	$1,125	$—	$—
Liabilities
Current portion of debt	$1,681,989	$1,681,989	$—	$—
Current and non-current portion of unsecured convertible promissory notes, net	$230,583	$230,583	$—	$—
Derivative liability	$7,493,066	$7,493,066	$—	$—
Stock subscription liability	$—	$—	$1,000,000	$1,000,000

Derivative Liabilities

Derivative Liability	Allocated to Debt Discount	Additions	Ending Balance
YP Holdings, LLC (Conversion type 1)	$3,150,000	$2,049,875	$5,199,875
Various financial institutions and third parties (Conversion type 2)	1,454,209	838,982	2,293,191
Balance at December 31, 2016	$4,604,209	$2,888,857	$7,493,066

Derivative Expense	Day One Loss	Gain in Change in Fair Value of Embedded Derivative Liability	Ending Balance
YP Holdings, LLC (Conversion type 1)	$4,471,289	$(321,410)	$4,149,879
Various financial institutions and third parties (Conversion type 2)	970,536	(131,558)	838,978
Year ended December 31, 2016	$5,441,825	$(452,968)	$4,988,857

	Commitment Date	Re-measurement Date
Expected dividends:	0%	0%
Expected volatility:	250.12%	250.12%
Expected term:	10 Year	10 Year
Risk free interest rate:	1.46%-2.3%	2.45%

Fair Value Measurements

	Total	Level 1	Level 2	Level 3
December 31, 2016
Assets
Cash and cash equivalents	$13,718	$13,718	$—	$—
Restricted cash	$1,125	$1,125	$—	$—
Liabilities
Current portion of debt	$1,681,989	$—	$1,681,989	$—
Current and non-current portion of unsecured convertible promissory notes, net	$230,583	$—	$230,583	$—
Derivative liability	$7,493,066	$—	$—	$7,493,066
December 31, 2015
Assets
Cash and cash equivalents	$385,628	$385,628	$—	$—
Liabilities
Stock subscription liability	$1,000,000	$—	$1,000,000	$—